Share-Based Compensation (Narrative) (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Allocated Share-based Compensation Expense	¥ 25,072	¥ 17,698
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	2,059,353
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years